Broker-Dealer and Clearing Organization Receivables and Payables (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables:
Securities borrowed	$ 144,936	$ 107,365	$ 103,936
Securities failed to deliver	19,232	7,160	33,045
Clearing organizations	10,108	4,698	8,543
Due from dealers	166	94	40
Total receivables	174,442	119,317	145,564
Payables:
Securities loaned	91,879	74,913	115,102
Correspondents	50,268	44,852	41,414
Securities failed to receive	17,601	5,523	31,474
Clearing organizations	2,140	4,390
Total Payables	$ 161,888	$ 129,678	$ 187,990